Commitments	9 Months Ended
Mar. 31, 2022
Commitments
Commitments
25	Commitments
(a)	Capital commitments outstanding as at period end not provided for in the financial statements were as follows:

	As at	As at
	June 30,	March 31,
	2021	2022
	RMB’000	RMB’000
Contracted purchase of software	5,182	1,000
Contracted purchase of property	101,779	—
Contracted purchase of construction projects	—	837,616
Contracted purchase of property improvements	21,679	—
Contracted for	128,640	838,616
Authorized but not contracted for	—	12,161
Total	128,640	850,777